SCHEDULE OF DEFERRED CONTRACT COSTS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounting Policies [Abstract]
Deferred contract costs, beginning of the year			$ 29,936
Cost deferred during the year	13,103
Recognition of cost deferred in prior years			(29,936)
Deferred contract costs, end of the year	$ 13,103